Consolidation of Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure Of Consolidation Of Subsidiaries [Line Items]
Consolidation of Subsidiaries
4.
Consolidation of subsidiaries

dLocal Limited, located in Cayman Islands, is the parent company of the Group and acts as a holding company for subsidiaries whose main activity is cross-border and local payments, enabling international merchants to access end customers in emerging markets. Its revenue comes from dividends receivable from subsidiaries and share of profit from subsidiary partnership.

The consolidated financial statements of the Group include the following subsidiaries:

			% of equity interest held by Dlocal
Entity name	Country of incorporation	Principal activities	2021	2020
Dlocal Group Limited (1)	Malta	Holding Company	100%	100%
Dlocal Limited	Malta	Payments provider	99.999%	99.999%
Dlocal LLP	United Kingdom	Payments provider	99.999%	99.999%
Dlocal Corp LLP	United Kingdom	Payments provider	99.99%	99.99%
Dlocal Inc.	United States of America	Holding Company	100%	100%
Dlocal PTE Limited	Singapore	Holding Company	100%	100%
Dlocal Technologies S.A.	Uruguay	Service provider	100%	100%
Dlocal Markets Limited	Malta	Holding Company	100%	100%
Dlocal Israel Limited	Israel	Service provider	100%	100%
Dlocal Brasil Instituição de Pagamento S.A.	Brazil	Collection agent	100%	100%
Demerge Brasil Facilitadora de Pagamentos Ltda.	Brazil	Collection agent	100%	100%
Dlocal Brasil Holding Financeira	Brazil	Holding Company	100%	—
Dlocal Argentina S.A.	Argentina	Collection agent	100%	100%
Demerge Argentina S.A.	Argentina	Service provider	100%	—
Demerge Mexico S.A. de C.V.	Mexico	Collection agent	99.999%	99.999%
Dlocal Mexico S.A. DE C.V.	Mexico	Collection agent	99.999%	99.999%
Dlocal Technologies Mexico S.A. DE C.V.	Mexico	Service provider	100%	—
Dlocal Chile SPA	Chile	Collection agent	100%	100%
Demerge Chile SPA	Chile	Collection agent	100%	—
Pagos y Servicios Limitada	Chile	Collection agent	100%	100%
Dlocal Colombia S.A.S.	Colombia	Collection agent	100%	100%
Demerge Colombia S.A.S.	Colombia	Collection agent	100%	100%
W-Collect S.A.S.	Colombia	Collection agent	100%	—
BH Collect S.A.S.	Colombia	Collection agent	100%	—
Demerge Peru S.A.C.	Peru	Collection agent	99%	99%
Depansum Solutions Private Limited	India	Collection agent	99%	99%
Dlocal Uruguay S.A.	Uruguay	Collection agent	100%	100%
Demerege Ecuador S.A. (2)	Ecuador	Collection agent	0.15%	0.15%
PT Dlocal Solutions Indonesia	Indonesia	Collection agent	100%	100%
DLocal Bangladesh Limited	Bangladesh	Collection agent	100%	100%
Dlocal Egypt LLC	Egypt	Collection agent	100%	100%
DLocal Morocco SARL AU	Morocco	Collection agent	100%	100%
Demerge Nigeria Limited	Nigeria	Collection agent	100%	100%
Dlocal Panama S.A.	Panama	Collection agent	100%	100%
Dlocal Paraguay S.A.	Paraguay	Collection agent	100%	—
Demerge República Dominicana SAS	República Dominicana	Collection agent	99.99%	—
Depansum PTY Limited	South Africa	Collection agent	100%	—
Dlocal India Pvt Limited	India	Collection agent	99.99%	—
Dlocal Services Arg S.A.	Argentina	Service provider	100%	—

(1) Dlocal Group Limited is the former parent company of the Group, see Note 1.2: Reorganization.

(2) Although Dlocal is the owner of 0.15% of Demerge Ecuador S.A., the Group controls its operations according to the guidelines in IFRS 10.